Note 7 - Intangible Assets - Estimated Annual Amortization Expense for Recorded Intangible Assets (Details) $ in Thousands	Dec. 31, 2018 USD ($)
2018	$ 16,943
2019	16,264
2020	13,544
2021	13,535
2022	$ 12,423